Sales/transfer of receivables (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Cash Flows Between Transferee and Transferor
After securitization of the loans, the Bank continues to act as the servicing agent, maintain customer account relationships and service these set of loans transferred to the securitization trusts.
Direct assignment transactions:
The following table summarizes the cash flows received during the year ended March 31, 2024 and March 31, 2025 from customers and paid to transferees on transferred performing housing loans:

	For the year ended March 31,
	2024	2025		2025
	(In millions)
Cash flow information
Collections against securitized receivables/transfers	Rs. —	Rs.	38,841.9	US$	454.7
Payments made	—		32,758.6		383.5
Cash flows on retained interests	—		6,083.3		71.2
Other key disclosures are as follows:

	As of March 31,
	2024	2025		2025
	(In millions)
Transferred receivables with continuing involvement	Rs. —	Rs.	332,411.5	US$	3,891.0
Delinquencies	—		15.4		0.2
Retained interest	—		37,189.9		435.3

Summary of Fair Value of Retained Interests in Finance Receivables
Key assumptions used for fair value of securitized receivables include prepayment rate, weighted average life and the discount rate. The table below outlines the sensitivity of the estimated fair value in securitized receivables as of March 31, 2024 and March 31, 2025 to immediate 10% and 20% changes in those assumptions.

	As of March 31,
	2024	2025	2025
	(In millions)
Fair value of retained interests
Annual prepayment rate:
Impact of 10% adverse change	Rs. —	Rs. 226.9	US$	2.7
Impact of 20% adverse change	—	436.9		5.1

Variable Interest Entity Not Primary Beneficiary Disclosures
The carrying amounts of consolidated VIE assets (classified as “Loans” and “Other Assets”) and liabilities (classified as “Long-term Debt”) are included in the Consolidated Balance Sheet as follows:

	As of March 31,
	2024	2025	2025
	(In millions)
VIE Assets:
Loans	Rs. —	Rs. 183,356.8	US$	2,146.3
Other assets	—	108.1		1.3
VIE Liabilities:
Long-term debt	Rs. —	Rs. 165,476.8	US$	1,937.0
Accrued expenses and other liabilities	—	108.1		1.3
Maximum exposure to loss	Rs. —	Rs. 30,369.3	US$	355.5
Debt interests	—	17,879.9		209.3
Commitments, Guarantees, Others	—	12,489.4		146.2